Consolidated Balance Sheets - USD ($)	Mar. 31, 2024	Mar. 31, 2023
Current assets
Cash	$ 115,525	$ 216,465
Accounts receivable	27,450	17,325
Inventory	68,510	25,725
Prepaid expenses	169,650	286,593
Deferred offering costs		1,336,263
Total current assets	381,135	1,882,371
Fixed assets, net	13,301,245	15,043,715
Other assets
Construction-in-process		25,130
Patents, net	5,878,500	6,268,500
License Agreement, net	8,062,376	9,142,376
Right of Use asset	73,449	204,243
Deposits	20,633	20,633
Total other assets	14,034,958	15,660,882
Total assets	27,717,338	32,586,968
Current liabilities
Accounts payable	3,495,689	3,510,206
Other accrued expenses	1,743,799	1,314,961
Short-term note and lines of credit	19,817	19,817
Restructured Senior note payable	27,120,000
Restructured August note payable	2,640,000	2,400,000
Dividends payable	544,800	579,248
Warrant liability	24,000	355,000
Lease liability, current	28,560	87,804
Total current liabilities	38,528,534	11,221,783
Restructured Senior note payable		21,290,000
Note payable, less current maturities		23,604
Lease liability, non-current	43,325	125,189
Total liabilities	38,571,859	32,660,576
Commitments and contingencies (Note 13)
Stockholders’ deficit
Series A Convertible Preferred stock, $0.0001 par value, 5,000,000 shares authorized, 5,000,000 shares issued and outstanding at March 31, 2024 and March 31, 2023, respectively	500	500
Common stock, $0.0001 par value, 1,400,000,000 shares authorized, 1,116,482,063 and 803,123,748 shares issued and outstanding at March 31, 2024 and March 31, 2023, respectively	111,712	80,377
Additional paid in capital	126,468,749	121,156,733
Stock to be issued	390,024	662,767
Subscription receivable	(56,250)	(56,250)
Accumulated deficit	(183,791,156)	(167,533,292)
Total stockholders’ deficit	(56,876,421)	(45,689,165)
Total liabilities, mezzanine and stockholders’ deficit	27,717,338	32,586,968
Series E Redeemable Convertible Preferred Stock [Member]
Current liabilities
Temporary equity, value	1,977,900	2,003,557
Series F Redeemable Convertible Preferred Stock [Member]
Current liabilities
Temporary equity, value	43,612,000	43,612,000
Series G Redeemable Convertible Preferred Stock [Member]
Current liabilities
Temporary equity, value	432,000
Nonrelated Party [Member]
Current liabilities
Accrued interest	107,435	923,387
Notes payable	553,322	671,100
Related Party [Member]
Current liabilities
Accrued interest	254,593	219,542
Accrued expenses - related parties	1,116,107	400,306
Notes payable	$ 880,412	$ 740,412